Investments - Additional information (Details)							3 Months Ended		12 Months Ended
	Mar. 24, 2022 USD ($)	Sep. 15, 2020 USD ($)	Nov. 19, 2019 USD ($)	Nov. 19, 2019	Nov. 19, 2019 vessel	Nov. 19, 2019 suezmax_tanker_vessel_type	Jun. 30, 2022 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018 USD ($)	Apr. 18, 2024	Jun. 21, 2022	Jun. 07, 2022	May 31, 2022	Mar. 29, 2018 USD ($)
Disclosure of joint ventures [line items]
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities									$ 45,000,000	$ 0	$ 0
Notional Value									111,545,000	93,607,000
Payments to acquire vessel			$ 40,600,000
Gains on disposal of vessels/other tangible assets (Note 8)									635,019,000	372,444,000	96,160,000
Commitments in relation to joint ventures									$ 0	$ 0	$ 0
Bastia Shipholding Ltd
Disclosure of joint ventures [line items]
Sale price		$ 20,100,000
Gains on disposal of vessels/other tangible assets (Note 8)								$ 800,000
Vessels | Suezmax Bari
Disclosure of joint ventures [line items]
Sale price	$ 21,300,000
Gain							$ 6,600,000
Ridgebury Tankers and clients of Tufton Oceanic
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				50.00%
Number of vessels acquired					1	2
FRS Windcat Offshore Logistics Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture									50.00%
Interest rate swaps | Total for all joint ventures
Disclosure of joint ventures [line items]
Derivative notional amount												$ 208,800,000
Percent ownership in derivative												50.00%
Interest rate swaps | TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value																	$ 220,000,000
TI Africa Ltd
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired															50.00%	50.00%
TI Asia Ltd and TI Africa Ltd
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired														50.00%	50.00%
Anglo Eastern Univan Group Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in investment													0.10